Summary of Significant Accounting Policies - Summarized Dry Docking Activity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Balance at the end of the year	$ 7,351,144	$ 7,321,058
Dry docking activity [Member]
Property, Plant and Equipment [Line Items]
Balance at the beginning of the year	100,928	128,987	143,103
Costs incurred for drydocking	72,545	35,336	54,296
Dry-dock amortization	(50,325)	(57,082)	(67,180)
Write down / sale of vessels	(4,954)	(6,313)	(1,232)
Balance at the end of the year	$ 118,194	$ 100,928	$ 128,987